Share Capital (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Class of Warrant or Right [Line Items]
Schedule of Stockholders Equity [Table Text Block]
The Company had the following transactions in share capital:

	Years Ended
	September 30,	September 30,	September 30,
	2017	2016	2015

Number of common shares issued	54,834	307,357	6,110

Issuance of common shares	$-	$6,750,000	$-
Share issuance costs	-	(805,264)	-
Proceeds from exercise of warrants	-	1,368,260	12,609
Transfer to common shares on issuance of performance shares	1,070,909	-	-
Transfer to common shares on exercise of warrants	-	1,853,581	10,000
Proceeds from exercise of options	-	-	94,168
Transfer to common shares on exercise of options	-	-	113,561
Share-based compensation	115,546	259,379	267,222

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
A summary of the Company’s warrants activity is as follows:

		Weighted
	Number of	Average
	Warrants	Exercise Price

Balance - September 30, 2015	146,110	$63.28

Granted	180,805	31.50
Granted	5,715	28.00	CDN $
Exercised	(60,572)	28.00	CDN $
Expired	(85,538)	93.31
Expired	(5,715)	28.00	CDN $

Balance - September 30, 2016 and 2017	180,805	$31.50

Schedule Of Warrants Outstanding [Table Text Block]	The following table summarizes information about the warrants outstanding at September 30, 2017:
	Number of
Exercise Price	Warrants	Expiry Date

$31.50	180,805	January 6, 2022

	180,805

Schedule of Broker Units, Activity [Table Text Block]
A summary of broker units activity is as follows:

		Weighted
	Number of	Average
	Units	Exercise Price

Balance - September 30, 2015	6,657	$13.09

Exercised	(5,714)	17.50	CDN $
Expired	(943)	17.50	CDN $

Balance - September 30, 2016 and 2017	-	$-

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
Options have been granted under the Incentive Plan allowing the holders to purchase common shares of the Company as follows:

		Weighted
	Number of	Average
	Options	Exercise Price

Balance - September 30, 2016	77,015	$37.03

Granted	10,229	13.23
Expired	(4,033)	77.98
Expired	(24,500)	20.30	CDN $

Balance - September 30, 2017	58,711	$40.18

Granted	29,426	5.88
Expired	(1,671)	112.56
Expired	(5,679)	36.19	CDN $

Balance - March 31, 2018	80,787	$26.46

Options have been granted under the Plan allowing the holders to purchase common shares of the Company as follows:

		Weighted
	Number of	Average
	Options	Exercise Price

Balance - September 30, 2015	79,663	$36.19

Granted	8,043	45.29
Expired	(3,048)	74.90
Expired	(7,643)	36.54	CDN $

Balance - September 30, 2016	77,015	$37.03

Granted	10,229	13.23
Expired	(4,033)	77.98
Expired	(24,500)	20.30	CDN $

Balance - September 30, 2017	58,711	$40.18

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding [Table Text Block]
The following table summarizes information about the options under the Incentive Plan outstanding and exercisable at March 31, 2018:

Number of	Exercisable at
Options	March 31, 2018	Range of exercise prices	Expiry Dates
13,479	13,479	CDN$15.00 - 35.00	Apr 2019-Dec 2019
40,641	15,859	$5.00 - 20.00	Sep 2023-Mar 2025
17,265	17,265	CDN$40.00 - 70.00	Aug 2018-Jun 2022
2,114	2,114	$50.00 - 60.00	Dec 2022
3,073	3,073	CDN$105.00 - 140.00	Nov 2018-Nov 2021
4,215	4,215	$120.00 - 130.00	Nov 2020
80,787	56,005

The following table summarizes information about the options under the Plan outstanding and exercisable at September 30, 2017:

Number of	Exercisable at
Options	September 30, 2017	Range of exercise prices	Expiry Dates
16,444	16,444	CDN$15.00 - 35.00	Apr 2017-Dec 2019
11,415	2,533	$5.00 - 20.00	Sep 2023-Mar 2024
19,980	19,980	CDN$40.00 - 70.00	Oct 2017-Jun 2022
2,157	2,157	$50.00 - 60.00	Dec 2022
3,072	3,072	CDN$105.00 - 140.00	Nov 2018-Nov 2021
5,643	5,643	$120.00 - 130.00	Nov 2020
58,711	49,829

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The estimated fair value of the share options granted during the six months ended March 31, 2018 and 2017 was determined using a Black-Scholes option valuation model with the following weighted average assumptions:

	Six Months Ended
	March 31,	March 31,
	2018	2017
Risk free interest rate	2.13%	1.44%
Expected life (years)	7.00	7.00
Expected share price volatility	155%	166%
Expected dividend yield	0%	0%

The estimated fair value of the share options granted was determined using a Black-Scholes option valuation model with the following weighted average assumptions:

	Years Ended
	September 30,	September 30,	September 30,
	2017	2016	2015
Risk free interest rate	1.44%	1.01%	1.65%
Expected life (years)	7.00	7.00	7.00
Expected share price volatility	166%	117%	115%
Expected dividend yield	0%	0%	0%

Warrants Exercised [Member]
Class of Warrant or Right [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The fair value of warrants exercised was determined using the Black-Scholes option valuation model, using the following weighted average assumptions:

	Years Ended
	September 30,	September 30,
	2016	2015
Risk free interest rate	0.48%	0.44%
Expected life (years)	0.04	0.40
Expected share price volatility	92%	92%

Warrants Granted [Member]
Class of Warrant or Right [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
The fair value of warrants granted was determined using the Black-Scholes option valuation model, using the following weighted average assumptions at the date of the grant:

Year Ended
September 30,
2016
Risk free interest rate	0.52%
Expected life (years)	0.01
Expected share price volatility	91%
Expected dividend yield	0%